TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

	For the years ended September 30,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	-20.3%	-32.7%	-12.0%
Permanent difference	-0.6%	1.2%	0.6%
Research and development deduction	18.7%	-226.4%	-5.4%
Change in valuation allowance	-42.6%	281.9%	9.8%
Effective tax rate	-19.8%	49.1%	18.0%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong			-
China	339,414	351,179	1,000,887
Sub-total	339,414	351,179	1,000,887

Deferred tax provision (benefit):
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	-	-	1,411
Sub-total	-	-	1,411

Income tax provision	$339,414	$351,179	$1,002,298

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	September 30, 2025	September 30, 2024

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$864,916	$429,351
Less: valuation allowance	(864,916)	(427,963)
Deferred tax assets	$-	$1,388